PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
Schedule of the provision for income taxes

	2022	2021
Current:
Federal	$5,876,587	$3,382,708
State	1,485,814	5,161
Total Current	7,362,401	3,387,869
Deferred:
Federal	(1,890,711)	(322,017)
State	(729,986)	232,249
Total Deferred	(2,620,697)	(89,768)
Total Provision for Income Taxes	$4,741,704	$3,298,101

Schedule of the components of deferred tax assets and liabilities

	2022	2021
Deferred Tax Assets:
Allowance for Doubtful Accounts	$998,674	$984,437
Inventory Reserve	58,840	219,474
Deferred Rent	17,102	18,978
Accrued Expenses	172,520	131,916
Interest Expense	—	—
Operating Lease Liabilities	1,969,561	606,718
Non-qualified Stock Options	809,992	809,992
Stock-based Compensation	3,465,882	—
Loss on Disposal of Subsidiary	1,600,209	1,720,979
Operating Losses	38,098,948	19,488,540
Property and Euipment	89,282	—
Total Deferred Tax Assets	47,281,010	23,981,034
Valuation Allowance	(44,082,411)	(22,495,563)
Net Deferred Tax Assets	$3,198,599	$1,485,471

21.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

	2022	2021
Deferred Tax Liabilities:
Contingent Consideration	$—	$(1,203,039)
Property, Plant & Equipment	—	(937,801)
Right-of-Use Assets	(1,908,717)	(598,774)
State Taxes	—	(76,672)
Total Deferred Tax Liabilities	(1,908,717)	(2,816,286)
Net Deferred Tax Assets (Liabilities)	$1,289,882	$(1,330,815)

Reconciliation between the effective tax rate on income and the statutory tax rate

	2022	2021
Income Tax Benefit at Federal Rate	$(6,441,046)	$(8,634,892)
State Taxes and Fees	1,737,004	1,435,197
IRS Section 280E Disallowance	1,633,905	1,922,244
Uncertain Tax Position	1,954,143	420,976
Change in Valuation Allowance	21,654,795	15,810,756
Change in Fair Value of Contingent Consideration	(7,265,518)	—
State Tax Carryforwards	(6,705,205)	(3,928,330)
Excess Accrual of Prior Year Taxes	(1,722,370)	(3,425,023)
Other Permanent Differences	(104,004)	(302,827)
Reported Income Tax Expense	$4,741,704	$3,298,101

Reconciliation of the beginning and ending amount of total unrecognized tax benefits

	2022	2021
Balance at Beginning of Year	$1,449,046	$849,358
IRS Section 280E Positions Acquired	888,130	178,712
IRS Section 280E Positions	1,954,143	420,976
Balance at End of Year	$4,291,319	$1,449,046